Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurements [abstract]
Schedule of Fair Value of Financial Instruments
	Carrying value				Fair value
December 31, 2019	Fair Value (hedging)	Fair value through profit or loss	Amortized cost	Total	Level 1	Level 2	Level 3	Carrying value approximates Fair Value
Financial assets measured at Fair Value
Trade receivables concentrate sales	$-	$33,642	$-	$33,642	$-	$33,642	$-	$-
	$-	$33,642	$-	$33,642	$-	$33,642	$-	$-

Financial assets not measured at Fair Value
Cash and cash equivalents	$-	$-	$83,404	$83,404	$-	$-	$-	$83,404
Other receivables	-	-	2,419	2,419	-	-	-	2,419
	$-	$-	$85,823	$85,823	$-	$-	$-	$85,823

Financial liabilities measured at Fair Value
Interest rate swap liability	$(894)	$-	$-	$(894)	$-	$(894)	$-	$-
	$(894)	$-	$-	$(894)	$-	$(894)	$-	$-

Financial liabilities not measured at Fair Value
Trade payables	$-	$-	$(37,357)	$(37,357)	$-	$-	$-	$(37,357)
Payroll payable	-	-	(15,801)	(15,801)	-	-	-	(15,801)
Share units payable	-	-	(5,075)	(5,075)	-	(5,075)	-	-
Bank loan payable	-	-	(109,430)	(109,430)	-	(110,000)	-	-
Debentures	-	-	(37,105)	(37,105)	-	(38,858)	-	-
Other payables	-	-	(22,403)	(22,403)	-	-	-	(22,403)
	$-	$-	$(227,171)	$(227,171)	$-	$(153,933)	$-	$(75,561)

	Carrying value				Fair value
December 31, 2018	Fair Value (hedging)	Fair value through profit or loss	Amortized cost	Total	Level 1		Level 2	Level 3	Carrying value approximates Fair Value
Financial assets measured at Fair Value
Trade receivables concentrate sales	$-	$28,132	$-	$28,132		$-	$28,132	$-	$-
Metal forward sales contracts	-	2,646	-	2,646		-	2,646	-	-
	$-	$30,778	$-	$30,778		$-	$30,778	$-	$-

Financial assets not measured at Fair Value
Cash and cash equivalents	$-	$-	$90,503	$90,503		$-	$-	$-	$90,503
Short term investments	-	-	72,824	72,824		-	-	-	72,824
Other receivables	-	-	3,179	3,179		-	-	-	3,179
	$-	$-	$166,506	$166,506		$-	$-	$-	$166,506

Financial liabilities measured at Fair Value
Interest rate swap liability	$224	$-	$-	$224	$		$224	$-	$-
	$224	$-	$-	$224		$-	$224	$-	$-

Financial liabilities not measured at Fair Value
Trade payables	$-	$-	$(24,219)	$(24,219)		$-	$-	$-	$(24,219)
Payroll payable	-	-	(14,976)	(14,976)		-	-	-	(14,976)
Share units payable	-	-	(5,173)	(5,173)		-	(5,173)	-	-
Bank loan payable	-	-	(69,302)	(69,302)		-	(70,000)	-	-
Other payables	-	-	(4,030)	(4,030)		-	-	-	(4,030)
	$-	$-	$(117,700)	$(117,700)		$-	$(75,173)	$-	$(43,225)